OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT FINANCIAL ASSETS
Schedule of breakdown of other current financial assets

		2019		2020
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BNI	Rp	—	—	—	60
	US$	—	—	20	278
BRI	Rp	—	—	—	120
	US$	—	—	14	197
Bank Mandiri	Rp	—	—	—	180
	US$	—	—	5	70
BTN	US$	—	—	9	126
Subtotal			—		1,031
Third parties
SCB	US$	8	111	—	—
Others (each below Rp75 billion)	Rp	—	18	—	18
	US$	5	71	5	71
Total time deposits			200		1,120

Escrow accounts	Rp	—	142	—	47
	US$	1	15	2	27
	MYR	6	19	—	—
Total escrow accounts			176		74

Mutual funds
Related parties
PT Bahana TCW Investment
Management ("Bahana TCW")	Rp	—	71	—	77
Total mutual funds			71		77

Others (each below Rp75 billion)	Rp	—	102	—	32
	MYR	2	5	—	—
Total others			107		32

Total other current financial assets			554		1,303

Schedule of interest rates on time deposits

	2019	2020
Rupiah	6.50%	3.25% ‑ 6.50%
Foreign currency	1.20% ‑ 2.51%	0.15% ‑ 1.08%